Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGYX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[1]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 174,674,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 486,537
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,674,852
# of Portfolio Holdings	52
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$486,537

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.5%
Financials	17.5%
Communication Services	12.6%
Health Care	11.2%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.6%
Materials	1.0%
Real Estate	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$11,979,948	6.8%
NVIDIA Corp.	$10,855,398	6.2%
Amazon.com, Inc.	$9,511,849	5.4%
Meta Platforms, Inc. - Class A	$8,890,685	5.1%
Apple, Inc.	$7,294,872	4.2%
Broadcom, Inc.	$6,245,648	3.6%
Visa, Inc. - Class A	$6,058,137	3.5%
Alphabet, Inc. - Class C	$5,267,777	3.0%
JPMorgan Chase & Co.	$5,071,176	2.9%
Netflix, Inc.	$5,030,527	2.9%
Total	$76,206,017	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGAX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[2]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 174,674,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 486,537
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,674,852
# of Portfolio Holdings	52
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$486,537

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.5%
Financials	17.5%
Communication Services	12.6%
Health Care	11.2%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.6%
Materials	1.0%
Real Estate	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$11,979,948	6.8%
NVIDIA Corp.	$10,855,398	6.2%
Amazon.com, Inc.	$9,511,849	5.4%
Meta Platforms, Inc. - Class A	$8,890,685	5.1%
Apple, Inc.	$7,294,872	4.2%
Broadcom, Inc.	$6,245,648	3.6%
Visa, Inc. - Class A	$6,058,137	3.5%
Alphabet, Inc. - Class C	$5,267,777	3.0%
JPMorgan Chase & Co.	$5,071,176	2.9%
Netflix, Inc.	$5,030,527	2.9%
Total	$76,206,017	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGCX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%	[3]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 174,674,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 486,537
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,674,852
# of Portfolio Holdings	52
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$486,537

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.5%
Financials	17.5%
Communication Services	12.6%
Health Care	11.2%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.6%
Materials	1.0%
Real Estate	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$11,979,948	6.8%
NVIDIA Corp.	$10,855,398	6.2%
Amazon.com, Inc.	$9,511,849	5.4%
Meta Platforms, Inc. - Class A	$8,890,685	5.1%
Apple, Inc.	$7,294,872	4.2%
Broadcom, Inc.	$6,245,648	3.6%
Visa, Inc. - Class A	$6,058,137	3.5%
Alphabet, Inc. - Class C	$5,267,777	3.0%
JPMorgan Chase & Co.	$5,071,176	2.9%
Netflix, Inc.	$5,030,527	2.9%
Total	$76,206,017	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGIX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[4]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 174,674,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 486,537
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,674,852
# of Portfolio Holdings	52
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$486,537

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.5%
Financials	17.5%
Communication Services	12.6%
Health Care	11.2%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.6%
Materials	1.0%
Real Estate	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$11,979,948	6.8%
NVIDIA Corp.	$10,855,398	6.2%
Amazon.com, Inc.	$9,511,849	5.4%
Meta Platforms, Inc. - Class A	$8,890,685	5.1%
Apple, Inc.	$7,294,872	4.2%
Broadcom, Inc.	$6,245,648	3.6%
Visa, Inc. - Class A	$6,058,137	3.5%
Alphabet, Inc. - Class C	$5,267,777	3.0%
JPMorgan Chase & Co.	$5,071,176	2.9%
Netflix, Inc.	$5,030,527	2.9%
Total	$76,206,017	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGZX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ADGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[5]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 174,674,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 486,537
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,674,852
# of Portfolio Holdings	52
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$486,537

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	26.5%
Financials	17.5%
Communication Services	12.6%
Health Care	11.2%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.3%
Energy	2.3%
Utilities	1.6%
Materials	1.0%
Real Estate	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$11,979,948	6.8%
NVIDIA Corp.	$10,855,398	6.2%
Amazon.com, Inc.	$9,511,849	5.4%
Meta Platforms, Inc. - Class A	$8,890,685	5.1%
Apple, Inc.	$7,294,872	4.2%
Broadcom, Inc.	$6,245,648	3.6%
Visa, Inc. - Class A	$6,058,137	3.5%
Alphabet, Inc. - Class C	$5,267,777	3.0%
JPMorgan Chase & Co.	$5,071,176	2.9%
Netflix, Inc.	$5,030,527	2.9%
Total	$76,206,017	43.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risks to its Principal Risks as set forth in its prospectus.

  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized